Offerings - Offering: 1	Mar. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	13,207,547
Proposed Maximum Offering Price per Unit	53.00
Maximum Aggregate Offering Price	$ 699,999,991.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,670.00
Offering Note	(a) The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, and represents deferred payment of the registration fees in connection with the shelf registration statement on Form S-3 (File No. 333-282881) filed by the Registrant on October 29, 2024 which was automatically effective paid with the filing of this prospectus supplement. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering (b) Includes 1,722,723 shares of Common Stock, par value $0.01 per share, of H2O America issuable upon exercise of the underwriters' option to purchase additional shares.